Investments - Net Realized and Unrealized Investment (Losses) Gains (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized and unrealized investment gains (losses)		$ 886,670	$ (389,632)	$ 232,491
Trading securities
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities		250,883	(201,950)	21,871
Change in net unrealized investment gains (losses)		638,764	(181,560)	210,620
Net realized and unrealized investment gains (losses)		886,670	(389,632)	232,491
Trading securities | Fixed maturities and short term investments
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities		243,508	(224,887)	28,632
Change in net unrealized investment gains (losses)		190,343	(150,926)	124,033
Trading securities | Equities
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities		6,545	14,601	(4,052)
Change in net unrealized investment gains (losses)		403,011	2,791	60,460
Trading securities | Other invested assets
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities		830	7,136	(3,217)
Change in net unrealized investment gains (losses)		44,441	(25,607)	32,790
Trading securities | Funds Held - Directly Managed
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities	[1]	0	1,200	508
Change in net unrealized investment gains (losses)	[1]	0	(6,484)	(5,567)
Trading securities | Other realized and unrealized investments gains (losses)
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Change in net unrealized investment gains (losses)		969	(1,334)	(1,096)
Almacantar | Real Estate Investment
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Impairment loss on investments in real estate		$ (2,977)	$ (6,122)	$ 0

[1]	The funds held–directly managed account was settled in 2018 upon commutation of the related Paris Re Reserve Agreement. See also Note 7(a) for further details.